Investments In Securities (Cost, Fair Value, Gross Unrealized Gain (Losses) Of Available-For-Sale Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	¥ 173,654	¥ 253,086
Available-for-sale securities, Fair value	227,737	316,560
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	225,433	313,813
Current [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	473
Available-for-sale securities, Fair value	483
Available-for-sale securities, Gross unrealized holding gains	10
Current [Member] | Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	473
Available-for-sale securities, Fair value	483
Available-for-sale securities, Gross unrealized holding gains	10
Noncurrent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	173,181	253,086
Available-for-sale securities, Fair value	227,254	316,560
Available-for-sale securities, Gross unrealized holding gains	54,597	67,822
Available-for-sale securities, Gross unrealized holding losses	524	4,348
Noncurrent [Member] | Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	171,412	250,400
Available-for-sale securities, Fair value	225,433	313,813
Available-for-sale securities, Gross unrealized holding gains	54,545	67,755
Available-for-sale securities, Gross unrealized holding losses	524	4,342
Noncurrent [Member] | Corporate And Government Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	1,689	2,142
Available-for-sale securities, Fair value	1,711	2,201
Available-for-sale securities, Gross unrealized holding gains	22	59
Noncurrent [Member] | Other Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	80	544
Available-for-sale securities, Fair value	110	546
Available-for-sale securities, Gross unrealized holding gains	30	8
Available-for-sale securities, Gross unrealized holding losses		¥ 6